SA FUNDS – Investment Trust

SA U.S. Core Market Fund	SA International Small Company Fund
SA U.S. Value Fund	SA Emerging Markets Value Fund
SA U.S. Small Company Fund	SA Real Estate Securities Fund
SA International Value Fund	(each a “Fund,” and collectively, the “Funds”)

Supplement dated August 6, 2019 to the
Prospectuses and Statement of Additional Information,
each dated October 29, 2018, as amended

This Supplement amends information in the Funds’ Prospectuses and Statement of Additional Information of the SA Funds – Investment Trust, each dated October 29, 2018, as amended. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Prospectus Disclosure Changes

All Funds

References to Mr. Mitchell Firestein serving as a portfolio manager and related disclosure are hereby removed, and the following disclosure replaces the disclosure related to the International Equity Funds in the Portfolio Managers section of the Prospectuses:

In accordance with the team approach used to manage the SA Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of the Sub-Adviser. The portfolio managers and portfolio traders also make daily investment decisions regarding the SA Funds based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of certain SA Funds within each category of the SA Funds indicated.

International Equity Funds (includes SA International	Jed S. Fogdall, Arun C.
Value Fund, SA International Small Company Fund	Keswani, Mary T. Phillips,
and SA Emerging Markets Value Fund)	and Bhanu P. Singh

All Funds

The following paragraph is added to the Additional Information about the Equity Funds section of the Prospectuses under the heading Description of Certain Investment Practices - Market Capitalization Weighting and Deviation from Market Capitalization Weighting:

For each Equity Fund (including the Underlying Funds of the DFA Portfolio) that invests in companies that the Sub-Adviser considers to be small capitalization, the Sub-Adviser may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the Sub-Adviser determines it to be appropriate. In assessing a company’s investment characteristics, the Sub-Adviser may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, each Equity Fund will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Equity Fund invests.

SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA International Value Fund and SA International Small Company Fund

The following disclosure replaces the current European Economic Risk bullet under the Additional Information About Principal Risks section of the Prospectuses:

European Economic Risk: The EU’s Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. The EU continues to face certain risks, including high government debt levels and possible default on or restructuring of sovereign debt in certain EU countries which may adversely impact European financial markets. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact equity markets in Europe as well as global markets more generally. Recent events in Europe have adversely affected the Euro’s exchange rate and value and may continue to impact the economies of every European country. There is continuing uncertainty around the future of the United Kingdom following the United Kingdom’s vote to withdraw from the European Union (“EU”) in June 2016 (“Brexit”). In addition, the United Kingdom subsequently invoked Article 50 of the Lisbon Treaty, which triggered a two year period of negotiations on the terms of Brexit. The initial two-year period has been extended, and it is possible that the negotiation period may be further extended. However, it remains unclear whether negotiations will be successful and what form the future relationship between the United Kingdom and the EU will take. If no agreement is reached as to the terms of the United Kingdom’s exit from the EU prior to the negotiated exit date, the impacts of Brexit may be greater. Brexit may cause more market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the United Kingdom. While it is not possible to determine the precise impact these events may have on a Fund, the impact on the United Kingdom could be significant and could adversely affect the value and liquidity of investments in the United Kingdom. In addition, other member states may contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

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Statement of Additional Information Disclosure Changes

All Funds

References to Mr. Firestein serving as a portfolio manager and related disclosure are hereby removed, and the following disclosure replaces the disclosure related to International Equity Funds in the SA Funds sub-section located in the PORTFOLIO MANAGERS section of the Statement of Additional Information:

In accordance with the team approach used to manage the SA Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional. The portfolio managers and portfolio traders also make daily investment decisions regarding the SA Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of certain SA Funds within each category of SA Funds indicated.

International Equity Funds	Jed S. Fogdall, Arun C.
(includes SA International Value Fund, SA	Keswani, Mary T. Phillips, and
International Small Company Fund and SA Emerging	Bhanu P. Singh
Markets Value Fund)

SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA International Value Fund and SA International Small Company Fund

The following disclosure replaces the current European Economic Risk paragraph under the DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – INVESTMENT STRATEGIES AND RISKS section of the Statement of Additional Information:

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. The EU continues to face certain risks, including high government debt levels and possible default on or restructuring of sovereign debt in certain EU countries which may adversely impact European financial markets. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact equity markets in Europe as well as global markets more generally. Recent events in Europe have adversely affected the Euro’s exchange rate and value and may continue to impact the economies of every European country. There is continuing uncertainty around the future of the United Kingdom following the United Kingdom’s vote to withdraw from the European Union (“EU”) in June 2016 (“Brexit”). In addition, the United Kingdom subsequently invoked Article 50 of the Lisbon Treaty, which triggered a two year period of negotiations on the terms of Brexit. The initial two-year period has been extended, and it is possible that the negotiation period may be further extended. However, it remains unclear whether negotiations will be successful and what form the future relationship between the United Kingdom and the EU will take. If no agreement is reached as to the terms of the United Kingdom’s exit from the EU prior to the negotiated exit date, the impacts of Brexit may be greater. Brexit may cause more market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the United Kingdom. While it is not possible to determine the precise impact these events may have on a Fund, the impact on the United Kingdom could be significant and could adversely affect the value and liquidity of investments in the United Kingdom. In addition, other member states may contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195